VIA EDGAR

June 7, 2007

Securities and Exchange Commission

Attention: Division of Investment Management

100 F Street, N.E.

Washington, DC  20549

Re:

Kiewit Investment Fund LLLP

Registration File Nos. 811-21632 and 333-142910

Pre-Effective Amendment No. 1 to the

Registration Statement on Form N-2

Ladies and Gentlemen:

Pursuant to Rule 497(j) under the Securities Act of 1933 (the “1933 Act”), Kiewit Investment Fund LLLP hereby certifies that:

(1) the form of Prospectus and Statement of Additional Information that would have been filed pursuant to Rule 497(c) under the 1933 Act would not have differed from that contained in Pre-Effective Amendment No. 1 to the Fund’s Registration Statement on Form N-2; and

(2) the text of Pre-Effective Amendment No. 1 to the Fund’s registration Statement on Form N-2 was filed electronically with the Securities and Exchange Commission on June 6, 2007.

Sincerely,

Kiewit Investment Fund LLLP

By: /s/ Robert L. Giles, Jr.

Robert L. Giles, Jr.

President